Capital and financial risk management - Market risk - Foreign exchange risk management - General information (Details) - Foreign exchange risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	11.00%
Minimum foreign exchange transaction exposure per currency per month period	€ 5
Minimum foreign exchange transaction exposure per currency over six month period	€ 15
Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	3.00%
US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in equity due to sensitivity to foreign exchange movements	€ 204	€ 371
Percentage of reasonably possible increase in risk assumption	5.00%	5.00%
South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	6.00%
Percentage of sensitivity to foreign exchange movements on hedging liabilities strengthening	12.00%	13.00%
Decrease in equity due to sensitivity to foreign exchange movements	€ 267	€ 221
Other currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	2.00%